UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22504

CLARK FORK TRUST

(Exact name of registrant as specified in charter)

218 East Front Street, Suite 205

Missoula, Montana 59802

(Address of principal executive offices)

 (Zip code)

Capitol Services, Inc.

615 South DuPont Highway

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: 406-541-0130

Date of fiscal year end: May 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tarkio Fund

BERKSHIRE HATHAWAY

Ticker Symbol:BRK	Cusip Number:084670-702
Record Date: 3/4/2015	Meeting Date: 5/2/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

CAMPBELL SOUP COMPANY

Ticker Symbol:CPB	Cusip Number:134429-109
Record Date: 9/22/2014	Meeting Date: 11/19/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Issuer	For	With
2	Appointment of Public Accounting Firm	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With
4	Reapprove the CPB Annual Incentive Plan	For	Issuer	For	With

CERNER CORPORATION

Ticker Symbol:CERN	Cusip Number:156782-104
Record Date: 3/25/2015	Meeting Date: 5/22/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of public accounting firm	For	Issuer	For	With
3	Approval of compensation of executive officers	For	Issuer	For	With
4	Approve the amendment and restatement of cerner's performance-based compensation plan	For	Issuer	For	With
5	Approval of the amendment and restatement of Cerner's 2011 Omnibus equity incentive plan	For	Issuer	For	With

CIENA

Ticker Symbol:CIEN	Cusip Number:171779-309
Record Date: 1/29/2015	Meeting Date: 3/26/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Issuer	For	With
2	Ratification of Auditor	For	Issuer	For	With
3	Vote on Executive Compensation	For	Issuer	For	With

COGNEX

Ticker Symbol:CGNX	Cusip Number:192422-103
Record Date: 2/20/2015	Meeting Date: 4/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify selection of accounting firm	For	Issuer	For	With
3	Approve compensation of executive officers	For	Issuer	For	With
4	Approve the 2007 Stock option/incentive plan	For	Issuer	For	With
5	Approve majority voting if presented	For	Issuer	For	With

COLFAX CORP

Ticker Symbol:CFX	Cusip Number:194014106
Record Date: 3/19/2015	Meeting Date: 5/13/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify Ernst & Young as independent public accounting firm	For	Issuer	For	With

CORNING

Ticker Symbol:GLW	Cusip Number:219350-105
Record Date: 3/2/2015	Meeting Date: 4/30/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Appointment of Public Accounting Firm (Auditor)	For	Issuer	For	With
3	Executive Compensation Approval	For	Issuer	For	With
4	Holy Land Principles shareholder proposal	Against	Issuer	For	With

COSTCO

Ticker Symbol:COST	Cusip Number:22160K-105
Record Date: 11/20/2014	Meeting Date: 1/29/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Selection of Auditors	For	Issuer	For	With
3	Executive compensation	For	Issuer	For	With
4	Amend and Restate sixth restated stock incentive Plan	For	Issuer	For	With
5	Amend articles of incorporation to reduce standard for removal of directors	For	Issuer	For	With
6	Amend articles of incorporation to reduce voting standard for amending the articles dealing with removal of directors for cause	For	Issuer	For	With
7	Shareholder proposal to regulate director tenure	Against	Issuer	Against	With

EXPEDITOR'S INTERNATIONAL

Ticker Symbol:EXPD	Cusip Number:302130-109
Record Date: 3/23/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
10	Recovery of unearned management bonuses	Against	Stockholder	Against	With
2	Compensation of Executive officers	For	Issuer	For	With
3	Ratify adoption of stock option plan	For	Issuer	For	With
4	Ratify appointment of public accounting firm	For	Issuer	For	With
5	Approve proxy access framework	For	Issuer	For	With
6	Proxy Access	Against	Stockholder	Against	With
7	Performance based Executive equity awards	Against	Stockholder	Against	With
8	No accelerated vesting of equity awards	Against	Stockholder	Against	With
9	Retain significant stock from equity compensation	Against	Stockholder	Against	With

FINISAR

Ticker Symbol:FNSR	Cusip Number:31787A-507
Record Date: 7/11/2014	Meeting Date: 9/2/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appointment of public accountant	For	Issuer	For	With
3	Executive compensation	For	Issuer	For	With
4	Amendment and restatement of 2005 Stock Incentive Plan	For	Issuer	For	With
5	Amendment and restatement of 2009 Stock Incentive Plan	For	Issuer	For	With

GENERAL CABLE CORP

Ticker Symbol:BGC	Cusip Number:369300108
Record Date: 3/16/2015	Meeting Date: 5/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Appoint Accounting Firm	For	Issuer	For	With
3	Approve Executive Compensation	For	Issuer	For	With
4	Approve Incentive Plan	For	Issuer	For	With

GENTEX

Ticker Symbol:GNTX	Cusip Number:371901-109
Record Date: 3/23/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify appointment of auditor	For	Issuer	For	With
3	Approve executive compensation	For	Issuer	For	With
4	Amend the second amendment to the company's second restricted stock plan	For	Issuer	For	With
5	Approve the amendment to the company's 2013 employee stock purchase plan	For	Issuer	For	With
6	For	Issuer	For	With

HERMAN MILLER

Ticker Symbol:MLHR	Cusip Number:600544-100
Record Date: 8/8/2014	Meeting Date: 10/6/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify the Appointment of Public Accounting Firm	For	Issuer	For	With
3	Approve first Amendment to the 2011 long-term incentive plan	For	Issuer	For	With
4	Approve the compensation paid to the company's named Executive Officers	For	Issuer	For	With

INTERFACE INC.

Ticker Symbol:TILE	Cusip Number:458665304
Record Date: 3/13/2015	Meeting Date: 5/19/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve Omnibus stock incentive plan	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With
4	Ratification of BDO USA LLP Auditors	For	Issuer	For	With

JDS UNIPHASE

Ticker Symbol:JDSU	Cusip Number:46612J-507
Record Date: 10/6/2014	Meeting Date: 12/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors all	For	Issuer	For	With
2	Ratify the appointment of public accounting firm	For	Issuer	For	With
3	Approve compensation of executive officers	For	Issuer	For	With
4	Approve amendments to amended restated Equity Incentive Plan	For	Issuer	For	With

LEVEL 3 COMMUNICATIONS INC.

Ticker Symbol:LVLT	Cusip Number:52729N308
Record Date: 9/2/2014	Meeting Date: 10/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve Issuance of shares of LVLT to TW Telecom pursuant to a merger	For	Issuer	For	With
2	Approve the adoption of amendment to LVLT's cert of inc increasing to 443,333,333 number of auth shares	For	Issuer	For	With
3	Approve a proposal to adjourn meeting if necessary to solicit additional proxies if need be	For	Issuer	For	With

LEVEL 3 COMMUNICATIONS INC.

Ticker Symbol:LVLT	Cusip Number:52729N308
Record Date: 3/31/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve stock incentive plan	For	Issuer	For	With
3	Ratify the extension of rights agreement designed to protect US Net operating loss carryforwards	For	Issuer	For	With
4	Approve the named executive officer executive compensation which vote is on an advisory basis	For	Issuer	For	With
5	Consider a stockholder proposal regarding proxy access	Against	Stockholder	Against	With

NATIONAL INSTRUMENTS

Ticker Symbol:NATI	Cusip Number:636518-102
Record Date: 3/13/2015	Meeting Date: 5/12/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Corp 2015 Equity Incentive Plan	For	Issuer	For	With
3	Approve Performance Cash Incentive Plan	For	Issuer	For	With
4	Ratify appointment of accounting firm	For	Issuer	For	With

NUCOR

Ticker Symbol:NUE	Cusip Number:670346-105
Record Date: 3/16/2015	Meeting Date: 5/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of accounting firm	For	Issuer	For	With
3	Lobbying and corporate spending on political contributions	Against	Stockholder	Against	With

ROGERS CORPORATION

Ticker Symbol:ROG	Cusip Number:775133-101
Record Date: 3/11/2015	Meeting Date: 5/8/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Vote on Executive Pay	For	Issuer	For	With
3	Ratify appointment of Accountant	For	Issuer	For	With

SEI INVESTMENTS

Ticker Symbol:SEIC	Cusip Number:784117-103
Record Date: 3/23/2015	Meeting Date: 5/27/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve compensation of executive officers	For	Issuer	For	With
3	Ratify appointment of public accountant	For	Issuer	For	With
4	For	Issuer	For	With

ST. JOE

Ticker Symbol:JOE	Cusip Number:790148-100
Record Date: 5/4/2015	Meeting Date: 6/30/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of the appointment of accounting firm	For	Issuer	For	With
3	Approval of the compensation of executive officers	For	Issuer	For	With
4	Approval of 2015 Performance and Equity incentive plan	For	Issuer	For	With

TEREX

Ticker Symbol:TEX	Cusip Number:880779-103
Record Date: 3/20/2015	Meeting Date: 5/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify selection of public accounting firm	For	Issuer	For	With
3	Approve compensation of the executive officers	For	Issuer	For	With

TOTAL SYSTEM SERVICES

Ticker Symbol:TSS	Cusip Number:891906-109
Record Date: 2/18/2015	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of the appointment of Auditor	For	Issuer	For	With
3	Approval of executive compensation	For	Issuer	For	With

VALSPAR

Ticker Symbol:VAL	Cusip Number:920355-104
Record Date: 12/26/2014	Meeting Date: 2/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	2015 Omnibus Equity Plan	For	Issuer	For	With
4	Ratify Appointment of Public Accounting Firm	For	Issuer	For	With

WSFS FINANCIAL

Ticker Symbol:WSFS	Cusip Number:929328-102
Record Date: 3/2/2015	Meeting Date: 4/30/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Amend Cert of Incorp to increase authorized shares to 65,000,000	For	Issuer	For	With
3	Ratification of appointment of public accounting firm	For	Issuer	For	With
4	Approve Compensation of Company Executives	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By /s/Russell T. Piazza

* Russell T. Piazza

Chairman of the Board, Principal Executive Officer

Date: August 10, 2015

*Print the name and title of each signing officer under his or her signature.